ACQUISITION AND DISPOSITION (Details Narrative)	3 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($) shares		Dec. 31, 2021	Sep. 30, 2022 USD ($) shares		Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares
Business Acquisition [Line Items]
Number of common stock issued | shares	1,932,604	[1]		1,932,604	[1]	1,103,010
Fair value of common stock	$ 14,337,739			$ 14,337,739		$ 8,976,747
Risk-free interest rate			1.50%	1.50%
Expected life			10 years	10 years
Annualized volatility			96.56%	96.56%
Dividend rate	(0.00%)			0.00%
Reclamation obligations						$ 10,000
Loss on sale of lease						604,687
Disposal of equipment						$ 8,770
Permex Petroleum US Corporation [Member]
Business Acquisition [Line Items]
Acquired percentage						100.00%
Net revenue interest rate						81.75%
Number of common stock issued | shares						416,666
Number of shares purchase warrants | shares						208,333
Fair value of common stock						$ 2,468,750
Risk-free interest rate						1.51%
Expected life						10 years
Annualized volatility						96.56%
Dividend rate						0.00%
Exercise price | (per share)						$ 8.76	$ 12.00
Permex Petroleum US Corporation [Member] | Valuation Technique, Option Pricing Model [Member]
Business Acquisition [Line Items]
Share purchase warrants						$ 1,051,370

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)